SUMMARY OF TERMINATED IMMEDIATELY AFTER CLOSING OF THE TRANSACTION (Details) - Semi Cab Inc [Member]	20 Months Ended
Apr. 22, 2023 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal	$ 4,095,779
SAFE-40 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Sunil Bhatia
Principal	$ 250,000
Issue Date	Aug. 12, 2021
Valuation Cap	$ 15,000,000
SAFE-39 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Pallav Gupta
Principal	$ 15,000
Issue Date	Aug. 12, 2021
Valuation Cap	$ 15,000,000
SAFE-10 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	The Bhardwaj 2003 Revocable Trust
Principal	$ 200,000
Issue Date	Dec. 31, 2021
Valuation Cap	$ 35,000,000
SAFE-11 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Praveen Kaza
Principal	$ 50,000
Issue Date	Dec. 31, 2021
Valuation Cap	$ 35,000,000
SAFE-12 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Pallav Gupta
Principal	$ 20,000
Issue Date	Dec. 31, 2021
Valuation Cap	$ 35,000,000
SAFE-13 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Amit and Anju Bhardwaj
Principal	$ 50,000
Issue Date	Dec. 31, 2021
Valuation Cap	$ 35,000,000
SAFE-14 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Komal Bajaj
Principal	$ 50,000
Issue Date	Dec. 31, 2021
Valuation Cap	$ 35,000,000
SAFE-15 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Goel Trust, Dated Aug 2, 2000
Principal	$ 100,000
Issue Date	Dec. 31, 2021
Valuation Cap	$ 35,000,000
SAFE-16 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Sanjiva Singh
Principal	$ 100,000
Issue Date	Dec. 31, 2021
Valuation Cap	$ 35,000,000
SAFE-17 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Rajeev Agarwal
Principal	$ 25,000
Issue Date	Dec. 31, 2021
Valuation Cap	$ 35,000,000
SAFE-18 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Sanyogita and Sunil Gupta
Principal	$ 25,000
Issue Date	Dec. 31, 2021
Valuation Cap	$ 35,000,000
SAFE-19 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	SEM Gaingels Fund I, a series of JMWTX Investments, LP
Principal	$ 300,279
Issue Date	Dec. 31, 2021
Valuation Cap	$ 35,000,000
SAFE-20 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	FVI Fund LLC
Principal	$ 50,000
Issue Date	Dec. 31, 2021
Valuation Cap	$ 35,000,000
SAFE-20 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	JWass PT Investors, LP - B2
Principal	$ 10,000
Issue Date	Dec. 31, 2021
Valuation Cap	$ 35,000,000
SAFE-21 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Medhavi Gupta
Principal	$ 20,000
Issue Date	Dec. 31, 2021
Valuation Cap	$ 35,000,000
SAFE-22 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Sundeep Sibal
Principal	$ 50,000
Issue Date	Dec. 31, 2021
Valuation Cap	$ 35,000,000
SAFE-24 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Jolly Gupta
Principal	$ 35,000
Issue Date	Dec. 31, 2021
Valuation Cap	$ 35,000,000
SAFE-3 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Ashutosh Malaviya
Principal	$ 50,000
Issue Date	Dec. 31, 2021
Valuation Cap	$ 35,000,000
SAFE-4 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Consensia Inc
Principal	$ 50,000
Issue Date	Dec. 31, 2021
Valuation Cap	$ 35,000,000
SAFE-45 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Atula Sibal
Principal	$ 50,000
Issue Date	Dec. 31, 2021
Valuation Cap	$ 35,000,000
SAFE-6 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Ajay Bhatnagar
Principal	$ 100,000
Issue Date	Dec. 31, 2021
Valuation Cap	$ 35,000,000
SAFE-7 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Pankaj Sinha
Principal	$ 50,000
Issue Date	Dec. 31, 2021
Valuation Cap	$ 35,000.00
SAFE-8 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Bakulesh Adya
Principal	$ 35,000
Issue Date	Dec. 31, 2021
Valuation Cap	$ 35,000,000
SAFE-9 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Alok Mahajan
Principal	$ 50,000
Issue Date	Dec. 31, 2021
Valuation Cap	$ 35,000,000
SAFE-5 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	BANSAL GARG FAMILY TRUST AMIT BANSAL TRTEE KARUNA GARG TRTEE U/A 11/07/2017
Principal	$ 100,000
Issue Date	Dec. 31, 2021
Valuation Cap	$ 35,000,000
SAFE-25 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Disrupt Fund XVIII, LLC
Principal	$ 50,000
Issue Date	Jan. 24, 2022
Valuation Cap	$ 35,000,000
SAFE-26 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Ajatshatru and Manju Dhawal
Principal	$ 25,000
Issue Date	Jan. 31, 2022
Valuation Cap	$ 35,000,000
SAFE-27 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Mrityunjay Dhawal
Principal	$ 25,000
Issue Date	Jan. 31, 2022
Valuation Cap	$ 35,000,000
SAFE-28 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	You Sexy Dawg, LLC
Principal	$ 50,000
Issue Date	Jan. 31, 2022
Valuation Cap	$ 35,000,000
SAFE-29 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Elisa deLaet
Principal	$ 25,000
Issue Date	Jan. 31, 2022
Valuation Cap	$ 35,000,000
SAFE-30 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Ardhendu Haldar
Principal	$ 100,000
Issue Date	Feb. 28, 2022
Valuation Cap	$ 35,000,000
SAFE-31 [Member
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Suzanne and Tom Lambert
Principal	$ 250,000
Issue Date	Feb. 28, 2022
Valuation Cap	$ 35,000,000
SAFE-32 [Member
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Nidus Capital Holdings, LLC
Principal	$ 250,000
Issue Date	Feb. 28, 2022
Valuation Cap	$ 35,000,000
SAFE-33 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Compelling Natural Health II, LLC
Principal	$ 250,000
Issue Date	Feb. 28, 2022
Valuation Cap	$ 35,000,000
SAFE-34 [Member
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Birch Hill Capital Group, LLC
Principal	$ 250,000
Issue Date	Feb. 28, 2022
Valuation Cap	$ 35,000,000
SAFE-35 [Member
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Ingrid P. Maes as Trustee of The IPM Irrevocable Trust dated September 1, 2022
Principal	$ 250,000
Issue Date	Feb. 28, 2022
Valuation Cap	$ 35,000,000
SAFE-36 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Nattoceuticals, LLC
Principal	$ 250,000
Issue Date	Feb. 28, 2022
Valuation Cap	$ 35,000,000
SAFE-37 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Pallav Gupta
Principal	$ 60,000
Issue Date	Feb. 28, 2022
Valuation Cap	$ 35,000,000
SAFE-46 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Gaingels Semicab LLC
Principal	$ 130,500
Issue Date	Mar. 21, 2023
Valuation Cap	$ 35,000,000
SAFE-50 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Pankaj Sinha
Principal	$ 50,000
Issue Date	Apr. 04, 2023
Valuation Cap	$ 35,000,000
SAFE-48 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Lucy Holifield
Principal	$ 70,000
Issue Date	Apr. 14, 2023
Valuation Cap	$ 35,000,000
SAFE-47 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Corvus Albus LLC
Principal	$ 100,000
Issue Date	Apr. 19, 2023
Valuation Cap	$ 35,000,000
SAFE-49 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	David Friedland
Principal	$ 50,000
Issue Date	Apr. 19, 2023
Valuation Cap	$ 35,000,000
SAFE-51 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Kapil K Gupta
Principal	$ 25,000
Issue Date	Apr. 22, 2023
Valuation Cap	$ 35,000,000